8. STOCK OPTIONS AND WARRANTS: Share-based Payment Arrangement, Option, Activity (Details)	12 Months Ended
	Sep. 30, 2019 CAD ($) $ / shares shares	Sep. 30, 2018 CAD ($) $ / shares shares	Sep. 30, 2017 CAD ($) $ / shares shares
Weighted average contractual remaining life of options in years	2.93	2.81	3.29
Weighted average fair value of stock options granted | $	$ 0.08	$ 0.08	$ 0
Stock options
Outstanding	3,507,000	2,657,000	2,661,500
Granted	2,015,000	850,000	0
Exercised	0	0	0
Expired / cancelled	(22,500)	0	(4,500)
Outstanding	5,499,500	3,507,000	2,657,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,507,000	2,657,000	2,661,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	5,499,500	3,507,000	2,657,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.18	$ 0.20	$ 0.20
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares	0.10	0.10	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares	0	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	0.25	0	0.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | $ / shares	0.15	$ 0.18	0.20
Stock options | Expiry Date, February 25, 2019
Exercise price | $ / shares	$ 0.25
Outstanding	22,500
Granted	0
Exercised	0
Expired / cancelled	(22,500)
Outstanding	0	22,500
Stock options | Expiry Date, April 29, 2020
Exercise price | $ / shares	$ 0.25
Outstanding	1,264,500
Granted	0
Exercised	0
Expired / cancelled	0
Outstanding	1,264,500	1,264,500
Stock options | Expiry Date, April 29, 2021
Exercise price | $ / shares	$ 0.25
Outstanding	100,000
Granted	0
Exercised	0
Expired / cancelled	0
Outstanding	100,000	100,000
Stock options | Expiry Date, September 30, 2021
Exercise price | $ / shares	$ 0.15
Outstanding	1,270,000
Granted	0
Exercised	0
Expired / cancelled	0
Outstanding	1,270,000	1,270,000
Stock options | Expiry Date, March 14, 2023
Exercise price | $ / shares	$ 0.10
Outstanding	850,000
Granted	0
Exercised	0
Expired / cancelled	0
Outstanding	850,000	850,000
Stock options | Expiry Date, February 25, 2019
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	22,500	22,500	22,500
Granted		0	0
Exercised		0	0
Expired / cancelled		0	0
Outstanding		22,500	22,500
Stock options | Expiry Date, April 29, 2020
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	1,264,500	1,264,500	1,264,500
Granted		0	0
Exercised		0	0
Expired / cancelled		0	0
Outstanding		1,264,500	1,264,500
Stock options | Expiry Date, April 29, 2021
Exercise price | $ / shares		$ 0.25	$ 0.25
Outstanding	100,000	100,000	100,000
Granted		0	0
Exercised		0	0
Expired / cancelled		0	0
Outstanding		100,000	100,000
Stock options | Expiry Date, September 30, 2021
Exercise price | $ / shares		$ 0.15	$ 0.15
Outstanding	1,270,000	1,270,000	1,270,000
Granted		0	0
Exercised		0	0
Expired / cancelled		0	0
Outstanding		1,270,000	1,270,000
Stock options | Expiry Date, May 7, 2017
Exercise price | $ / shares			$ 0.25
Outstanding		0	4,500
Granted			0
Exercised			0
Expired / cancelled			(4,500)
Outstanding			0